UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010
Date of fiscal year end: March 31
Date of reporting period: March 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Legg Mason Partners
Municipal Funds
 Massachusetts Money Market
Portfolio

A N N U A L  R E P O R T

MARCH 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Municipal Funds Massachusetts Money Market Portfolio

Annual Report • March 31, 2006

What’s Inside
	Letter from the Chairman	I
	Manager Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	13
	Statement of Operations	14
	Statements of Changes in Net Assets	15
	Financial Highlights	16
Fund Objective The Fund seeks to provide income exempt from both regular federal income taxes* and Massachusetts personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Notes to Financial Statements	17
	Report of Independent Registered Public Accounting Firm	24
	Board Approval of Management Agreement	25
	Additional Information	28
	Additional Shareholder Information	32
	Important Tax Information	33

* Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite a temporary setback at the end of 2005, the U.S. economy was strong during the reporting period. After advancing 3.3% and 4.1% in the second and third quarters of 2005, respectively, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with a preliminary estimate of 4.8% GDP growth. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the changing of the guard from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates eight times during the period. Since it began its tightening campaign in June 2004, the Fed has raised rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75%—its highest level since April 2001. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%.

As expected, both short- and long-term yields rose over the reporting period. During the one-year period ended March 31, 2006, two-year Treasury yields increased from 3.75% to 4.82%. Over the same period, 10-year Treasury yields moved from 4.46% to 4.86%. During most of the last three months the yield curve was inverted, with the yield on two-year Treasuries surpassing that of 10-year Treasuries.

Massachusetts Money Market Portfolio	I

This anomaly has historically foreshadowed an economic slowdown or recession. However, some experts, including new Chairman Bernanke, believe the inverted yield curve is largely a function of strong foreign demand for longerterm bonds.

Given the sharp increase in short-term rates, the yields available from money market instruments steadily rose over the one-year reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notice

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

II	Massachusetts Money Market Portfolio

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer May 10, 2006
i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Massachusetts Money Market Portfolio	III

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Manager Overview

JOSEPH P. DEANE Vice President and Investment Officer JULIE P. CALLAHAN, CFA Vice President and Investment Officer

Q. What were the overall market conditions during the Fund’s reporting period?

A. Overall, it was a positive environment for money market investors, as yields from these securities rose in concert with rising short-term interest rates. To gain some perspective on how far we’ve come, consider the following. In May 2004, a barometer of short-term interest rates, the federal funds rate,i was a mere 1.00%, its lowest level in more than 40 years. This was due, in part, to the Federal Reserve Board’s (“Fed”)ii attempt to stimulate the economy in the aftermath of September 11th.

Then, in June 2004, the economy appeared to be on solid footing and the Fed officially ended its accommodative monetary policy by instituting its first rate hike in four years, bringing the federal funds rate from 1.00% to 1.25%. At that time, the Fed telegraphed what it had in mind for short-term rates as it said, “policy accommodation can be removed at a pace that is likely to be measured.” The Fed certainly has been true to its word, as it has now instituted 15 straight 0.25% rate hikes through the end of March 2006 and the federal funds rate now stands at 4.75%. After the end of the Fund’s reporting period, at its May meeting, the Fed once again raised the federal funds rate by an additional 0.25% to 5.00%. Money market yields have also risen sharply over this period.

Performance Review

As of March 31, 2006, the seven-day current yield for Class A shares of the Massachusetts Money Market Portfolio was 2.57% and its seven-day effective yield, which reflects compounding, was 2.60%.1

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Massachusetts Money Market Portfolio 2006 Annual Report	1

Massachusetts Money Market Portfolio Yields as of March 31, 2006 (unaudited)
Seven-day current yield[2]	2.57%

Seven-day effective yield[2]	2.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A. Given our belief that the Fed would continue to raise short-term interest rates during the reporting period, the Fund’s weighted average maturity (“WAM”) was maintained at the lower end of our allowable range. While the Fund’s maturity can be as high as 90 days, it was below 30 days throughout the reporting period. As a result, when the Fund’s shorter-term securities matured we were able to reinvest the proceeds and capture higher yields when the Fed raised interest rates.

What were the leading detractors from performance? A. There were no detractors to performance over the period.
Q.	Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund during the period. We continued to emphasize a high quality portfolio and maintain a shorter WAM to generate incremental yields in the rising interest rate environment.

2

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Massachusetts Money Market Portfolio 2006 Annual Report

Thank you for your investment in the Massachusetts Money Market Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Joseph P. Deane Vice President and Investment Officer	Julie P. Callahan, CFA Vice President and Investment Officer
May 10, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal Alterative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issuers that a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Massachusetts Money Market Portfolio 2006 Annual Report	3

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Education

Hospitals

Transportation

General Obligation

Life Care Systems

Water & Sewer

Miscellaneous

Industrial Development

Housing: Single-Family

Utilities

Solid Waste

Housing: Multi-Family

Finance

21.7%

13.8%

12.4%

10.4%

8.9%

6.5%

5.5%

4.5%

3.9%

3.9%

3.8%

3.2%

1.5%

0.0%

5.0%

15.0%

10.0%

20.0%

25.0%

March 31, 2006

4	Massachusetts Money Market Portfolio 2006 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.18%	$1,000.00	$1,011.80	0.61%	$3.06

(1)	For the six months ended March 31, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to Class A’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Massachusetts Money Market Portfolio 2006 Annual Report	5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (2)
Class A	5.00%	$1,000.00	$1,021.89	0.61%	$3.07

(1)	For the six months ended March 31, 2006.
(2)

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to Class A’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Massachusetts Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006)
MASSACHUSETTS MONEY MARKET PORTFOLIO
Face Amount	Rating‡	Security	Value

Education — 21.8%
$5,110,000	VMIG1(a)	Massachusetts State College Building Authority MERLOT, PART,
		Series B-11, AMBAC-Insured, SPA-Wachovia Bank,
		3.200%, 4/5/06 (b)	$5,110,000
		Massachusetts State DFA:
9,000,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.160%, 4/6/06 (b)	9,000,000
4,151,000	A-1+	Smith College Project, 3.110%, 4/6/06 (b)	4,151,000
2,455,000	VMIG1(a)	Wentworth Institute, AMBAC-Insured, SPA-State Street
		Bank & Trust Co., 3.190%, 4/6/06 (b)	2,455,000
		Massachusetts State HEFA:
2,450,000	A-1+	Amherst College, Series H, 2.700% due 4/3/06 (c)	2,450,000
2,000,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured,
		LIQ-Morgan Stanley, 3.200%, 4/6/06 (b)	2,000,000
300,000	A-1+	Massachusetts Institute of Technology, Series J-2, 3.090%,
		4/6/06 (b)	300,000
2,390,000	VMIG1(a)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured,
		SPA-Wachovia Bank, 3.200%, 4/5/06 (b)	2,390,000
2,535,000	A-1+	Wellesley College, Issue E, 3.180%, 4/5/06 (b)	2,535,000
		Williams College:
2,000,000	A-1+	3.110%, 4/6/06 (b)	2,000,000
3,000,000	A-1+	Series E, 3.170%, 4/5/06 (b)	3,000,000
		Massachusetts State HEFA Revenue:
1,740,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.170%, 4/5/06 (b)	1,740,000
		TECP, Harvard University, Series EE:
2,000,000	A-1+	3.150% due 5/16/06	2,000,000
2,000,000	A-1+	3.180% due 6/1/06	2,000,000
3,000,000	VMIG1(a)	Massachusetts State IFA, Education Buckingham Browne Nichols,
		LOC-State Street Bank & Trust Co., 3.160%, 4/6/06 (b)	3,000,000
		Total Education	44,131,000
Finance — 1.5%
		Massachusetts State, DFA:
1,000,000	A-1	RAN, TECP, LOC-Wachovia Bank, 3.400% due 4/21/06	1,000,000
2,000,000	A-1+	WGBH Educational Foundation, Series A, AMBAC-Insured,
		SPA-Royal Bank of Canada, 3.190%, 4/6/06 (b)	2,000,000
		Total Finance	3,000,000
General Obligation — 10.4%
4,590,700	SP-1+	Canton, MA, GO, BAN, Series B, 4.000% due 6/2/06	4,594,159
2,345,000	Aa1	City of Boston, MA, GO, Series A, 4.000% due 1/1/07	2,358,802

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Annual Report	7

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

General Obligation — 10.4% (continued)
		Massachusetts State GO:
		Central Artery:
$400,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttenburg, 3.180%,
		4/3/06 (b)	$400,000
700,000	A-1+	Series B, SPA-State Street Bank & Trust Co., 3.180%, 4/3/06 (b)	700,000
2,000,000	Aa2(a)	Consolidated Loan, Series B, 4.000% due 8/1/06	2,003,789
3,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank, 3.140%, 4/6/06 (b)	3,700,000
4,901,000	MIG1(a)	Newburyport, MA, GO, BAN, 4.000% due 4/28/06	4,905,316
1,565,000	SP-1+	Whitman Hanson Regional School District, MA, GO, BAN-State Aid
		Withholding, 4.500% due 1/12/07	1,576,439
850,000	MIG1(a)	Woburn, MA, GO, BAN, 4.500% due 10/6/06	855,197
		Total General Obligation	21,093,702
Hospitals (b) — 13.9%
8,620,000	VMIG1(a)	Massachusetts State DFA, Notre Dame Health Care Center,
		LOC-KBC Bank NV, 3.270%, 4/6/06	8,620,000
		Massachusetts State HEFA:
2,500,000	A-1	Bay State Medical Center, Series 834, FGIC-Insured, PART,
		LIQ-Morgan Stanley, 3.200%, 4/6/06	2,500,000
500,000	A-1+	Childrens Hospital, Series L-1, AMBAC-Insured, 3.150%, 4/6/06	500,000
5,100,000	VMIG1(a)	Harvard Vanguard Medical Associates, LOC-Bank of America,
		3.180%, 4/6/06	5,100,000
1,000,000	A-1+	Partners Healthcare, Series D-6, 3.180%, 4/3/06	1,000,000
		Partners Healthcare Systems:
2,300,000	A-1+	Series D-6, 3.180%, 4/3/06	2,300,000
1,900,000	A-1+	Series M, LOC-Bank of America, 3.140%, 4/6/06	1,900,000
5,250,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank &
		JPMorgan Chase, 3.170%, 4/5/06	5,250,000
1,000,000	A-1+	Series P-2, FSA-Insured, SPA-Bayerische Landesbank &
		JPMorgan Chase, 3.180%, 4/5/06	1,000,000
		Total Hospitals	28,170,000
Housing: Multi-Family (b) — 3.3%
1,000,000	A-1+	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue,
		Refunding, Canton Arboretum Apartments, LIQ-FNMA, 3.170%,
		4/5/06 (d)	1,000,000
2,600,000	VMIG1(a)	Massachusetts State DFA, MFH, Archstone Readstone, Series A,
		LOC-PNC Bank, 3.220%, 4/5/06	2,600,000
		Massachusetts State HFA:
1,000,000	A-1+	Housing Revenue, Series G, SPA-HSBC Holdings Inc., 3.140%,
		4/5/06	1,000,000
2,000,000	VMIG1(a)	MFH, Princeton Crossing, FNMA,, 3.250%, 4/6/06 (d)	2,000,000
		Total Housing: Multi-Family	6,600,000

See Notes to Financial Statements.

8	Massachusetts Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Housing: Single Family (b) — 3.9%
		Massachusetts State HFA:
$4,300,000	A-1+	Housing Revenue, FSA Insured, SPA-Dexia CLF, 3.170%,
		4/5/06 (d)	$4,300,000
3,629,000	VMIG1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART,
		AMBAC-Insured, SPA-State Street Bank & Trust,
		3.200%, 4/6/06	3,629,000
		Total Housing: Single Family	7,929,000
Industrial Development (b) — 4.6%
		Massachusetts State DFA:
1,720,000	A-1+	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 3.210%,
		4/5/06 (d)	1,720,000
600,000	A-1+	Cider Mills Farms Co. Inc., LOC-Bank of America, 3.230%,
		4/5/06 (d)	600,000
2,710,000	NR	Epichem Inc. Project, LOC-Wachovia Bank, 3.320%, 4/6/06 (d)	2,710,000
600,000	A-1+	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank,
		3.170%, 4/6/06	600,000
		Massachusetts State DFA Revenue:
1,225,000	A-1+	Metal Crafters Inc., Series 99, LOC-Bank of America, 3.210%,
		4/5/06 (d)	1,225,000
1,450,000	A-1+	Salem Family Limited Partnership, LOC-Bank of America, 3.210%,
		4/5/06 (d)	1,450,000
		Massachusetts State IFA:
500,000	A-1+	420 Newburyport Turnpike, Series 1998, LOC-Bank of America,
		3.210%, 4/5/06 (d)	500,000
400,000	NR	Peterson American Corp. Project, LOC-JPMorgan Chase, 3.500%,
		4/5/06 (d)	400,000
		Total Industrial Development	9,205,000
Life Care Systems (b) — 9.0%
		Massachusetts State DFA:
3,650,000	A-1+	Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia Bank,
		3.220%, 4/6/06 (d)	3,650,000
8,500,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.160%, 4/6/06	8,500,000
1,350,000	A-1+	First Mortgage Orchard Cove, Series B, LOC-Bank of America,
		3.170%, 4/5/06	1,350,000
4,690,000	VMIG1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts Inc.,
		LOC-Dexia CLF, 3.180%, 4/5/06	4,690,000
		Total Life Care Systems	18,190,000

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Annual Report	9

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Miscellaneous — 5.5%
		Massachusetts State DFA:
$6,160,000	A-1+	Draper Laboratory Issue, MBIA-Insured, SPA-JPMorgan Chase,
		3.160%, 4/5/06 (b)	$6,160,000
2,460,000	A-1+	Horner Millwork Corp., LOC-Bank of America,
		3.230%, 4/5/06 (b)(d)	2,460,000
2,000,000	A-1+	RAN, TECP, LOC-Wachovia Bank, 3.100% due 4/4/06	2,000,000
600,000	A-1+	Massachusetts State DFA Revenue, Community Resources For
		Justice, LOC-Citizens Bank of MA, 3.180%, 4/6/06 (b)	600,000
		Total Miscellaneous	11,220,000
Solid Waste (b) — 3.9%
		Massachusetts State DFA, Solid Waste Disposal Revenue,
		Newark Group Project:
500,000	A-1+	Series A, LOC-JPMorgan Chase, 3.210%, 4/5/06 (d)	500,000
7,300,000	A-1+	Series C, LOC-JPMorgan Chase, 3.210%, 4/5/06 (d)	7,300,000
		Total Solid Waste	7,800,000
Transportation — 12.5%
8,700,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation
		Systems, LOC-Westdeutsche Landesbank, 3.140%, 4/5/06 (b)	8,700,000
		Massachusetts Port Authority, TECP:
4,000,000	A-1+	3.160% due 5/2/06	4,000,000
2,000,000	A-1+	Series 2003, LOC-Westdeutsche Landesbank, 3.140% due 5/8/06	2,000,000
		Massachusetts State Turnpike Authority, PART:
3,699,000	VMIG1(a)	Clipper Tax Exempt Trust, Series 00-2, MBIA-Insured, LIQ-State
		Street Bank & Trust Co., 3.300% due 8/3/06 (e)	3,699,000
4,910,000	VMIG1(a)	Series 334, MBIA-Insured, LIQ-Morgan Stanley, 3.200%, 4/6/06 (b)	4,910,000
2,000,000	A-1	Puerto Rico Commonwealth Highway & Transportation Authority,
		Highway Revenue, Series A, AMBAC-Insured, SPA-Bank of
		Nova Scotia, 3.130%, 4/5/06 (b)	2,000,000
		Total Transportation	25,309,000
Utilities — 4.0%
1,000,000	AAA	Massachusetts Municipal Wholesale Electric Co., MBIA-Insured,
		5.000% due 7/1/06	1,004,178
7,000,000	VMIG1(a)	Massachusetts State DFA, ISO New England Inc., LOC-Key Bank,
		3.200%, 4/6/06 (b)	7,000,000
		Total Utilities	8,004,178

See Notes to Financial Statements.

10	Massachusetts Money Market Portfolio 2006 Annual Report

Schedule of Investments (March 31, 2006) (continued)
Face Amount	Rating‡	Security	Value

Water & Sewer (b) — 6.5%
$3,800,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior
		Series A, LOC-State Street Bank & Trust Co., 3.120%, 4/6/06	$3,800,000
		Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated:
3,220,000	A-1+	Series B, FGIC-Insured, SPA-Bayerische Landesbank,
		3.170%, 4/5/06	3,220,000
6,120,000	A-1+	Series D, FGIC-Insured, SPA-Dexia CLF, 3.170%, 4/5/06	6,120,000
		Total Water & Sewer	13,140,000
		TOTAL INVESTMENTS — 100.8% (Cost — $203,791,880#)	203,791,880
		Liabilities in Excess of Other Assets — (0.8)%	(1,538,261)
		TOTAL NET ASSETS — 100.0%	$202,253,619

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 12 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	– Ambac Assurance Corporation
BAN	– Bond Anticipation Notes
CIL	– Corporation for Independent Living
DFA	– Development Finance Agency
FGIC	– Financial Guaranty Insurance Company
FNMA	– Federal National Mortgage Association
FSA	– Financial Security Assurance
GO	– General Obligation
HEFA	– Health & Educational Facilities Authority
HFA	– Housing Finance Authority
IFA	– Industrial Finance Agency
ISO	– Independent System Operator
LIQ	– Liquidity Facility
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MERLOT	– Municipal Exempt Receipts Liquidity Optional Tender
MFH	– Multi-Family Housing
PART	– Partnership Structure
RAN	– Revenue Anticipation Notes
SPA	– Standby Bond Purchase Agreement
TECP	– Tax Exempt Commercial Paper

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Annual Report	11

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to the “Aa” rating where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s Rating Service (“Standard & Poor’s”) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s Investor Service (“Moody’s”) highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

12	Massachusetts Money Market Portfolio 2006 Annual Report

Statement of Assets and Liabilities (March 31, 2006)
ASSETS:
Investments, at amortized cost	$203,791,880
Cash	40,210
Receivable for Fund shares sold	3,987,861
Interest receivable	1,110,577
Prepaid expenses	2,652
Deferred compensation	1,634
Total Assets	208,934,814
LIABILITIES:
Payable for Fund shares repurchased	6,539,679
Investment management fee payable	77,479
Distribution fees payable	5,912
Deferred compensation payable	1,634
Trustees’ fees payable	124
Accrued expenses	56,367
Total Liabilities	6,681,195
Total Net Assets	$202,253,619

NET ASSETS:
Par value (Note 3)	$202,114
Paid-in capital in excess of par value	202,034,915
Accumulated net realized gain on investments	16,590
Total Net Assets	$202,253,619

Shares Outstanding:
Class A	202,114,420
Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Annual Report	13

Statement of Operations (For the year ended March 31, 2006)
INVESTMENT INCOME:
Interest	$5,299,104
EXPENSES:
Investment management fee (Note 2)	897,721
Distribution fees (Note 2)	194,272
Shareholder reports	34,239
Transfer agent fees (Note 2)	32,165
Legal fees	22,883
Audit and tax	21,972
Custody fees	16,183
Registration fees	7,182
Trustees’ fees	4,061
Insurance	3,436
Miscellaneous expenses	4,411
Total Expenses	1,238,525
Less: Fee waivers and/or expense reimbursements (Note 2)	(4,399)
Net Expenses	1,234,126
Net Investment Income	4,064,978
Net Realized Gain From Investments	16,590
Increase in Net Assets From Operations	$4,081,568

See Notes to Financial Statements.

14	Massachusetts Money Market Portfolio 2006 Annual Report

Statements of Changes in Net Assets (For the years ended March 31,)

	2006	2005

OPERATIONS:
Net investment income	$4,064,978	$1,628,062
Net realized gain	16,590	—

Increase in Net Assets From Operations	4,081,568	1,628,062

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(4,064,978)	(1,628,062)

Decrease in Net Assets From Distributions to Shareholders	(4,064,978)	(1,628,062)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	928,410,325	801,144,776
Reinvestment of distributions	4,119,005	1,523,195
Cost of shares repurchased	(913,342,783)	(842,227,262)

Increase (Decrease) in Net Assets From Fund Share Transactions	19,186,547	(39,559,291)

Increase (Decrease) in Net Assets	19,203,137	(39,559,291)
NET ASSETS:
Beginning of year	183,050,482	222,609,773

End of year	$202,253,619	$183,050,482

See Notes to Financial Statements.

Massachusetts Money Market Portfolio 2006 Annual Report	15

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:

Class A Shares(1)	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income and net realized gain	0.021	0.008	0.004	0.008	0.018

Less Distributions From:
Net investment income and net realized gain	(0.021)	(0.008)	(0.004)	(0.008)	(0.018)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	2.10%	0.81%	0.44%	0.78%	1.81%

Net Assets, End of Year (millions)	$202	$183	$223	$254	$300

Ratios to Average Net Assets:
Gross expenses	0.64%	0.64%	0.61%	0.65%	0.66%
Net expenses(3)	0.64 (4)	0.64 (4)	0.61	0.65	0.65 (4)
Net investment income	2.09	0.79	0.43	0.78	1.80

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.
(4)	The investment manager voluntarily waived a portion of its fee.

See Notes to Financial Statements.

16	Massachusetts Money Market Portfolio 2006 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies
The Massachusetts Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Municipal Funds (formerly known as Smith Barney Muni Funds) (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
       The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
       (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.
       (b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.
       (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.
       (d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
       (e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
       (f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the year ended March 31, 2006, there were no reclassifications.

Massachusetts Money Market Portfolio 2006 Annual Report	17

Notes to Financial Statements (continued)

2. Investment Management Agreement and Other Transactions with Affiliates
On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (“SBFM” or “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.
       Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.
       Prior to October 1, 2005, the Fund paid the Manager an investment management fee, which was calculated daily and paid monthly at an annual rate of the Fund’s average net assets as follows:

Average Daily Net Assets	Annual Rate

First $1 billion	0.475%
Next $1 billion	0.450
Next $3 billion	0.425
Next $5 billion	0.400
Over $10 billion	0.375

       Effective October 1, 2005, and continuing under the new investment management agreement, effective December 1, 2005, the investment management fee payable by the Fund was changed to the following:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

      The Manager has agreed to continue the voluntary expense limitations of 0.80%. These limitations can be terminated at any time by the Manager.
      During the year ended March 31, 2006, the Manager voluntarily waived a portion of its management fee in the amount of $4,399.
      The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006 Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of

18	Massachusetts Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended March 31, 2006, the Fund paid transfer agent fees of $32,914 to CTB.
       The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved amended and restated Rule 12b-1 Plans. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.
       The Fund has adopted a Rule 12b-1 distribution plan under which the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the year ended March 31, 2006, total distribution fees, which are accrued daily and paid monthly, were $194,272.
       The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of March 31, 2006, the Fund had accrued $1,634 as deferred compensation payable under the Plan.
       Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of Beneficial Interest
At March 31, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.
         Transactions in shares of the Fund were as follows:

	Year Ended March 31, 2006	Year Ended March 31, 2005

Class A
Shares sold	928,410,325	801,144,776
Shares issued on reinvestment	4,119,005	1,523,195
Shares repurchased	(913,342,783)	(842,227,262)

Net Increase (Decrease)	19,186,547	(39,559,291)

Massachusetts Money Market Portfolio 2006 Annual Report	19

Notes to Financial Statements (continued)

4. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date	Class A

Daily 4/28/06	$0.002211

The tax character of distributions during the fiscal years ended March 31, were as follows:

	2006	2005

Distributions paid from:
Tax-Exempt Income	$4,064,978	$1,628,062

As of March 31, 2006, there were no significant differences between the book and tax components of net assets.

5. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and

20	Massachusetts Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Massachusetts Money Market Portfolio 2006 Annual Report	21

Notes to Financial Statements (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

22	Massachusetts Money Market Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

7. Other Matters

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM and Salomon Brothers Asset Management, Inc (“SBAM”) that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Fund or SBFM and SBAM’s ability to perform investment management services relating to the Fund.

Massachusetts Money Market Portfolio 2006 Annual Report	23

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

Legg Mason Partners Muncipal Funds (formerly Smith Barney Muni Funds):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Massachusetts Money Market Portfolio, a series of Legg Mason Partners Municipal Funds as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Money Market Portfolio as of March 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 24, 2006

24	Massachusetts Money Market Portfolio 2006 Annual Report

Board Approval of Management Agreement (unaudited)

On June 23, 2005, Citigroup Inc. entered into a definitive agreement (the “Transaction Agreement”) with Legg Mason, Inc. (“Legg Mason”) under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Adviser, to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The Transaction closed on December 1, 2005.

The consummation of the Transaction resulted in the automatic termination of the Fund’s current management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to the closing of the Transaction, the Fund’s Board approved a new management agreement between the Fund and the Adviser (the “New Management Agreement”).

On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding CAM’s business and its combination with Legg Mason’s business. The Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

At a meeting held on August 1, 2005, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or the Adviser as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement. The Independent Board Members of the Board also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(ii) that Legg Mason and its wholly-owned subsidiary, Western Asset Management Company and its affiliates (“Western Asset”), are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the

Massachusetts Money Market Portfolio	25

Board Approval of Management Agreement (unaudited) (continued)

Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Adviser, which, among other things, may involve Western Asset and the Adviser sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(iii) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

(iv) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

(v) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and their shareholders by the Adviser, including compliance services;

(vi) that Legg Mason has advised the Board that it has no present intention to alter the expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

(viii) the assurances from Citigroup and Legg Mason that, for a three year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

(ix) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason sponsored funds;

(x) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remain principal underwriters of the Fund after the closing of the Transaction;

(xii) the fact that the Fund’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

26	Massachusetts Money Market Portfolio

Board Approval of Management Agreement (unaudited) (continued)

(xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xiv) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

(xv) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction ; and

(xvi) that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance as it did when it renewed the current management agreement, and reached substantially the same conclusions.

Massachusetts Money Market Portfolio	27

Additional Informaton (unaudited)

Information about Trustees and Officers

The business and affairs of the Massachusetts Money Market Portfolio (the “Fund”) are managed under the direction of the Legg Mason Partners Municipal Funds (formerly known as Smith Barney Muni Funds) (the “Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010).

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Lee Abraham 13732 LeHavre Drive Frenchman’s Creek Palm Beach Gardens, FL 33410 Birth Year: 1927	Trustee	Since 1999	Retired; Former Director of Signet Group, PLC	27	None

Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Birth Year: 1949	Trustee	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	None

Donald R. Foley 3668 Freshwater Drive Jupiter, FL 33477 Birth Year: 1922	Trustee	Since 1985	Retired	18	None

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Birth Year: 1941	Trustee	Since 1999	Retired; Former Head of the New Atlanta Jewish Community High School	27	None

Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Birth Year: 1931	Trustee	Since 1994	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Birth Year: 1926	Trustee	Since 1985	Investment Counselor	27	None

John P. Toolan 7202 Southeast Golf Ridge Way Hobe Sound, FL 33455 Birth Year: 1930	Trustee	Since 1985	Retired	27	None

28	Massachusetts Money Market Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA** Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Legg Mason; Formerly Chairman of SBFM and CFM (2002 to 2006); Formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (from 2002 to 2005)	169	Trustee, Consulting Group Capital Markets Funds

Officers:
Andrew B. Shoup Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of Legg Mason; Senior Vice President and Chief Administrative Officer of certain mutual funds associated with Legg Mason; Formerly, Head of International Funds Administration of Legg Mason or its predecessors (from 2001 to 2003)

				N/A	N/A

Robert J. Brault Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002)

				N/A	N/A

Massachusetts Money Market Portfolio	29

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Julie P. Callahan, CFA Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of Legg Mason	N/A	N/A

Joseph P. Deane Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Vice President and Investment Officer	Since 1999	Managing Director of Legg Mason Investment Officer of the Manager or its affiliates	N/A	N/A

Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Managing Director of Compliance at Legg Mason & Co., LLC, (2005-Present); Chief Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (2002-2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup, Inc.

				N/A	N/A

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

30	Massachusetts Money Market Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason (since 2003); Formerly Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

Massachusetts Money Market Portfolio	31

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees.1 The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

1. Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

New Management Agreement	96,761,219.500	3,049,155.630	7,052,231.330	23,517.000

2. Election of Trustees1

Nominees:	Votes For	Authority Withheld	Abstentions	Broker Non-Votes

Lee Abraham	2,329,588,005.613	149,321,576.243	0.000	0.000
Jane F. Dasher	2,332,650,753.697	146,258,828.159	0.000	0.000
Donald R. Foley	2,329,893,384.968	149,016,196.888	0.000	0.000
Richard E. Hanson, Jr.	2,331,776,035.764	147,133,546.092	0.000	0.000
Paul Hardin	2,329,386,986.327	149,522,595.529	0.000	0.000
Roderick C. Rasmussen	2,330,770,995.850	148,138,586.006	0.000	0.000
John P. Toolan	2,328,703,793.287	150,205,788.569	0.000	0.000
R. Jay Gerken	2,327,542,856.282	151,366,725.574	0.000	0.000

1	Trustees are elected by the shareholders of all the series of the Trust of which the Fund is a series.

32	Massachusetts Money Market Portfolio

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 2006 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Massachusetts Money Market Portfolio	33

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Legg Mason Partners Municipal Funds Massachusetts Money Market Portfolio

TRUSTEES

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

OFFICERS (continued)

John Chiota

Chief Anti-Money Laundering

Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund

Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER A GENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners
Municipal Funds
Massachusetts Money Market
Portfolio

The Fund is a separate investment fund of the Legg Mason Partners
Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUNDS

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-
Q are available on the Commission’s website at www.sec.gov.
The Fund’s Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington, D.C.,
and information on the operation of the Public Reference
Room may be obtained by calling 1-800-SEC-0330. To obtain
information on Form N-Q from the Fund, shareholders can call
1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to
portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, and (2) on the Fund's
website at www.leggmason.com/InvestorServices and (3) on
the SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the
Fund's former Smith Barney Muni Funds – Massachusetts
Money Market Portfolio name.

This report is submitted for the
general information of the
shareholders of Legg Mason Partners
Municipal Funds – Massachusetts
Money Market Portfolio and is not
intended for use by the general
public.

This report must be preceded or
accompanied by a free prospectus.
Investors should consider the
Fund’s investment objectives,
risks, charges and expenses
carefully before investing. The
prospectus contains this and other
important information about the
Fund. Please read the prospectus
carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor

Services, LLC

Member NASD, SIPC

FD01908 5/06                   SR06-39

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairperson of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2005 and March 31, 2006 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $170,500 in 2005 and $182,500 in 2006.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Municipal Funds (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $38,600 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Municipal Funds.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Municipal Funds requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Municipal Funds, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2005 and 2006; Tax Fees were 100% and 0% for 2005 and 2006; and Other Fees were 100% and 0% for 2005 and 2006.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Municipal Funds and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Legg Mason Partners Municipal Funds during the reporting period were $0 in 2006 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2005.

(h) Yes. The Legg Mason Partners Municipal Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Municipal Funds or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Legg Mason Partners Municipal Funds

Date: June 8, 2006